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                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A


The supplement to the prospectus dated July 21, 2003 is hereby amended and restated as follows:


DESCRIPTION OF THE CONTRACT
Pay-out Period Provisions

Effective August 18, 2003, fixed period certain only annuity options with a period certain of five through nine (5-9) years will no longer be available.

        Determination of Amount of the First Variable Annuity Payment The third sentence of the first paragraph is hereby deleted.


DESCRIPTION OF THE CONTRACT
Fixed Account Investment Options

        Fixed Annuity Options
        The following text replaces this section:

        Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

        The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity payments.

                                      * * *

OPTIONAL BENEFITS
GUARANTEED RETIREMENT INCOME PROGRAMS -GRIP

GRIP is no longer available for contracts purchased on or after July 21, 2003. GRIP II remains available as provided in the prospectus.

                                      ****

FIXED ACCOUNT INVESTMENT OPTIONS

For contracts purchased on and after November 26, 2002: (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.


                 THE DATE OF THIS SUPPLEMENT IS AUGUST 18, 2003




NY Venture III Supp 08-18-2003